A WORD FROM CHARLES R. SCHWAB

Dear Schwab Select Annuity-TM- Investor:

I am pleased to provide you with this annual report for The Schwab Select Annuity. Inside you'll find individual annual reports for the underlying portfolios available through your annuity, prepared by the investment companies that manage them.(1)

The year 2000 has been marked by higher levels of volatility and investor uncertainty than we have become accustomed to seeing. While this market fluctuation can be disconcerting, it should pose no great threat to the long-term investor. Markets tend to be volatile in the short-term, but a look at historical returns shows that volatility diminishes over longer periods of time. The key is to develop a long-term strategy that works for you, then stick to it as the markets go through their gyrations.

Part of your strategy may be to develop an asset allocation plan - a model for how you divide your assets among different asset classes. In the following pages you'll find an article that will help you better understand the concept of asset allocation and assist you in outlinig an asset allocation plan.

The Schwab Select Annuity allows you to allocate your assets among a broad selection of investment choices and includes a special tool called Rebalancer.(2) Rebalancer lets you automatically return your assets to your chosen asset allocation, following any imbalance caused by the varying performance of asset classes you own.

We hope you'll find this report useful. If you have any questions, please don't hesitate to call one of our licensed representatives at 1-800-838-0650 (New York residents, call 1-800-838-0649).

Thank you for investing with us.

Sincerely,

/s/ Charles R. Schwab

CHARLES R. SCHWAB
Chairman


---------------------

(1) When you invest in The Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of a separate account of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for The Schwab Select Annuity. Please read the prospectus carefully before investing.

(2) Rebalancing does not insure against profit or loss in a declining market. One-time Rebalancers will be included in the 12 free transfers per calender year. Regularly scheduled Rebalancer does not count towards the 12 free transfers.

The Schwab Select Annuity, a flexible premium deferred variable annuity (Form #J434), is issued by Great-West Life & Annuity Insurance Company (in New York State by First Great-West Life & Annuity Insurance Company) and distributed by Charles Schwab & Co., Inc. -C- 2001 Charles Schwab & Co., Inc., member SIPC/NYSE (0201-16303)




                                TABLE OF CONTENTS




INTRODUCTION                        Spotlight Article

RISK    INVESTMENT CATEGORY*

LOW
 |   MONEY MARKET                   Schwab Money Market Portfolio
 |
 |   INTERMEDIATE GOVERNMENT BOND   Federated Fund for U.S. Government
                                        Securities II
 |
 |   INTERMEDIATE CORPORATE BOND    Janus Aspen Series Flexible Income
                                        Portfolio
 |
 |   HIGH YIELD BOND                INVESCO VIF - High Yield Fund
 |
 |   DOMESTIC HYBRID                Schwab MarketTrack Growth Portfolio
                                        II
 |
 |   LARGE VALUE                    Dreyfus Variable Investment Fund,
                                        Growth and Income Portfolio
 |                                  Federated American Leaders Fund II
 |                                  Prudential Series Fund Equity Class
                                        II Portfolio
 |                                  SAFECO Resource Series Trust Equity
                                        Portfolio
 |                                  Scudder Variable Life Investment
                                        Fund Growth and Income Portfolio
 |
 |
 |   LARGE BLEND                    Dreyfus Variable Investment Fund,
                                        Appreciation Portfolio
                                    INVESCO VIF - Equity Income
                                        Fund
                                    Schwab S&P 500 Portfolio
                                    Scudder Variable Life Investment
                                        Fund Capital Growth Portfolio
 |
 |   LARGE GROWTH                   Alger American Growth Portfolio
 |                                  Janus Aspen Series Growth Portfolio
 |
 |   MID-CAP VALUE                  Strong Schafer Value Fund II
 |
 |   MID-CAP BLEND                  Montgomery Variable Series: Growth
                                        Fund
 |
 |   WORLD STOCK                    Janus Aspen Series Worldwide Growth
                                        Portfolio
 |
 |   FOREIGN STOCK                  American Century VP International
                                        Fund
 |                                  Deutsche Asset Management VIT EAFE-
                                        Registered Trademark-Equity Index
 |                                  Janus Aspen Series International
                                        Growth Portfolio
 |
 |   SMALL BLEND                    Deutsche Asset Management VIT Small
                                        Cap Index
 |                                  SAFECO Resource Series Trust Growth
                                        Opportunities Portfolio
 |
 |   SMALL GROWTH                   Baron Capital Asset Fund: Insurance
                                        Shares
 |                                  Berger IPT - Small Company Growth
                                        Fund
 |
 |   SPECIALTY                      Federated Utility Fund II
 |                                  INVESCO VIF - Technology Fund
|                                   Morgan Stanley Universal
                                        Institutional Fund U.S. Real Estate
                                        Portfolio
     HIGH                               (formerly Van Kampen LIT Morgan
                                        Stanley Real Estate Securities Portfolio
                                        Class I)


* Reflects Morningstar Categories as of 12/31/2000.


SCHWAB SELECT ANNUITY-TM-



ASSET ALLOCATION AND YOUR
VARIABLE ANNUITY

CHOOSING THE RIGHT COMBINATION OF
ASSET CLASSES CAN HAVE A BIG IMPACT
ON PERFORMANCE

For most people, one of the smartest, surest ways to build net worth is through long-term investing. Combining a solid long-term approach with the tax-deferred power of a variable annuity produces a potent formula for wealth accumulation.

But what is the best way to invest within your variable annuity? Of course you want to earn as high a return as possible, but you also don't want to take on more risk than you are comfortable with. That's where the concept of asset allocation comes in.

WHAT IS ASSET ALLOCATION?

Asset allocation is the distribution of investment dollars among various asset classes -- like large-cap stocks, small-cap stocks, bonds, cash or money markets and international securities -- with the goal of achieving the highest potential return while keeping risk at an acceptable level.

Asset classes like small-cap stocks and international securities have the potential to produce higher returns than large-cap stocks or bonds, but this higher performance potential typically comes at the price of higher price volatility. Allocating among different asset classes can allow you to strike a balance between risk and return. And, of course, diversifying your investments across several classes of assets is widely recognized as one of the effective methods of reducing risk.

MORE IMPORTANT THAN INVESTMENT SELECTION

How important is asset allocation? Many people assume that the most crucial aspect of investing lies in selecting individual investments. But research shows that the vast majority -- more than 90% -- of portfolio performance is attributable to asset allocation, not investment selection.(1)

What this research says, in effect, is that when it comes to achieving your long term goals, developing an asset allocation strategy that is right for you may be more important than choosing the "right" investments.

CHOOSING ASSET CLASSES

Within your variable annuity, you have the flexibility to allocate your assets among a number of investment choices representing different asset classes. The first step is to gain an understanding of the performance and volatility characteristics of the various asset classes in which you can invest.

DOMESTIC VS. INTERNATIONAL

A good place to start is by comparing domestic and international equities. Stocks of U.S based companies-- and the portfolios that invest in them -- generally exhibit less volatility than foreign stocks. The reason? While the prices of U.S stocks may rise and fall significantly in response to market conditions, the price swings experienced by foreign stocks can be amplified by a host of factors that do not typically impact domestic stocks. These factors include economic instability, political changes and currency rate fluctuations.

MARKET CAPITALIZATION

Within the broad category of domestic stocks lie three distinct asset classes based on market capitalization. Market capitalization is the value the stock market places on a company, based on the number of shares outstanding and the value of each share. Different levels of market capitalization tend to carry different levels of risk and potential return.

- Small-cap portfolios invest in stocks with a median market capitalization of less than $1 billion. These are frequently young companies. Small-cap stocks seldom pay dividends, choosing instead to reinvest earnings

(1) Brinson, Hood and Beebower, 1991.


SCHWAB SELECT ANNUITY-TM-

to finance growth. In general, small caps tend to offer higher potential returns than larger firms, but their stock prices can be quite volatile.

- Mid-cap portfolios usually have a median market capitalization of more than $1 billion but less than $5 billion. Such portfolios tend to fall between their small-cap and large-cap counterparts in terms of both potential return and price volatility.

- Large-cap portfolios invest in stocks with market capitalizations in excess of $5 billion. Because these stocks are often issued by larger, more established companies, they tend to exhibit less price volatility than small-cap and mid-cap equities. While they may not offer the potential for rapid growth that smaller companies do, large-cap stocks frequently pay dividends which can increase total return while softening the impact of market downturns.

INVESTMENT STYLES

Another way to subdivide the domestic stock categories is by style. Style refers to the way a portfolio manager selects investments.

- Growth portfolios are comprised of company stocks that the portfolio managers believe will outpace competing companies in terms of revenues and/or earnings. If a high rate of growth is indeed realized, performance may be high. If the rate of growth does not meet expectations however, portfolio performance may suffer as well.

- Value portfolios contain the stocks of companies that are temporarily "out of favor" with investors, and whose stock prices may therefore be depressed. Value stocks may be companies who are undergoing restructuring or who compete in less glamorous industries. Value portfolios are typically less volatile than growth portfolios.

- Blend portfolios combine the growth and value styles, and as a result strike a middle ground in terms of both performance and volatility.

BONDS

Investors frequently include bonds in their asset allocation to balance the volatility of stocks. Not only do bonds tend to be less volatile overall, history shows that bond prices have often risen when stock prices have fallen, and vice versa. Within the bond category, long-term bond portfolios tend to be more volatile than portfolios containing bonds with shorter maturities.

ALLOCATING ASSETS WITHIN YOUR
SCHWAB SELECT ANNUITY-TM-

The Schwab Select Annuity gives you the flexibility you need to allocate assets as you see fit. You can choose from 29 different portfolios(2) from 16 fund companies. Included are a choice of large-cap, mid-cap and small-cap portfolios, growth and value portfolios, blend portfolios, international equity portfolios, bond portfolios and a money market portfolio.

As shown in the chart below, a more conservative investor, for example, might choose to put 55% of his or her variable annuity

CONSERVATIVE ALLOCATION

BONDS                55%

CASH                 25%

STOCKS
  LARGE COMPANY      15%
  INTERNATIONAL       5%
                    ---
                     20%

AGGRESSIVE ALLOCATION

STOCKS
  LARGE COMPANY      40%
  INTERNATIONAL      30%
  SMALL COMPANY      25%
                    ---
                     95%

CASH                  5%


MODERATE ALLOCATION


STOCKS
  LARGE COMPANY      30%
  INTERNATIONAL      15%
  SMALL COMPANY      15%
                    ---
                     60%

BONDS                30%

CASH                 10%


(2) When you invest in The Schwab Select Annuity-TM-, you do not invest directly in the annuity portfolios. You invest in sub-accounts of a separate account of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for The Schwab Select Annuity.

Please read the prospectus carefully before investing.



SCHWAB SELECT ANNUITY-TM-

assets in bond portfolios, with 15% in large-cap portfolios, 5% in international portfolios and 25% in a money market portfolio.

At the  other  end of the  spectrum,  an  aggressive  investor  might put 40% in
large-cap  portfolios,   25%  in  small-cap  portfolios,  30%  in  international
portfolios and just 5% in a money market portfolio.

A moderate investor would fall somewhere in the middle and might choose an allocation of 30% large-cap portfolios, 30% bond portfolios, 15% small-cap portfolios, 15% international portfolios and 10% in a money market portfolio.

Of course you'll need to choose an asset allocation that's right for you one that aligns with your attitude towards risk and return. You may want to consult financial advisor to help you create an asset allocation plan that is suited to your particular objectives.

To keep your asset allocation on track, The Schwab Select Annuity-TM- offers the Rebalancer(3) feature, which allows you to automatically return your assets to your chosen asset allocation, following any imbalance caused by the varying performance of asset classes you own. You can set up Rebalancer as a one-time transfer or on a quarterly, semi-annual or annual basis.

To learn more about The Schwab Select Annuity, please call 1-800-838-0650 (in New York State, call 1-800-838-0649). We'll send you an application and a prospectus which includes information on fees, expenses and annuity charges. Please read the information carefully before investing.

(3) Rebalancing does not insure against profit or loss in a declining market. One-time Rebalancers will be included in the 12 free transfers per calendar year. Regularly scheduled Rebalancer does not count towards the 12 free transfers.

The Schwab Select Annuity, a flexible premium deferred annuity (Form #J434) is issued by Great-West Life & Annuity Insurance Company (in New York State by First Great-West Life & Annuity Insurance Company) and distributed by Charles Schwab & Co., Inc.



Asset allocation is the distribution of investment dollars among various asset classes - like large-cap stocks, small-cap stocks, bonds, cash or money markets and international securities - with the goal of achieving the highest potential return while keeping risk at an acceptable level.

To find out more about The Schwab Select Annuity and the tools it offers to help you manage your variable annuity, call Charles Schwab Insurance Services at 1-800-838-0650 (New York residents call 1-800-838-0649), or visit the online Annuity Center at www.Schwab.com/annuity.

We'll send you a prospectus containing more complete information including fees and expenses. Please read the prospectus carefully before you invest or send money.


-C- 2001 Charles Schwab & Co., Inc., Member SIPC/NYSE (0301-16303)

SCHWAB SELECT ANNUITY-TM-


THE SCHWAB SELECT ANNUITY-TM-, A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY (FORM #J434), IS ISSUED BY GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (IN NEW YORK STATE, BY FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY) AND DISTRIBUTED BY CHARLES SCHWAB & CO., INC.

-C- CHARLES SCHWAB & CO., INC. MEMBER SIPC/NEW YORK STOCK EXCHANGE, INC. (2/01) (0201-16303)

-C- GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY. ALL RIGHTS RESERVED. G3152-SA (2/2001)





                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        Variable Annuity-1 Series Account
                            Annual Report Form N-30D
                         File Nos. 333-01153, 811-07549


The information required to be contained in this report for the period ending December 31, 2000 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which incorporated herein by reference:


Alger American Fund
File No. 811-05550
Form N-30D
Filed via EDGAR and accepted on February 27, 2001
Accession No. 0000930413-01-000334

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on February 21, 2001
Accession No. 0000814680-01-000002

Baron Capital Asset Fund: Insurance Shares
File No. 811-08505
Form N-30D
Filed via EDGAR and accepted on February 9, 2001
Accession No. 0001125282-01-000379

Berger IPT-Small Company Growth Fund
File No. 811-07367
Form N-30D
Filed via EDGAR and accepted on February 22, 2001
Accession No. 0000950134-01-001669

Deutsche Asset Management Variable Insurance Trust: Small Cap Index Fund File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on February 23, 2001
Accession No. 0000935069-01-000111

Deutsche Asset Management Variable Insurance Trust: EAFE Equity Index Fund File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on February 23, 2001
Accession No. 0000935069-01-000110

Dreyfus Variable Investment Fund
File No. 811-05125
Form N-30D
Filed via EDGAR and accepted on February 28, 2001
Accession No. 0000813383-01-000002

Federated Insurance Series
File No. 811-08042
Form N-30D
Filed via EDGAR and accepted on March 5, 2001
Accession No. 0000912577-01-00005

INVESCO Variable Investment Funds, Inc.
File No. 811-08038
Form N-30D
Filed via EDGAR and accepted on February 27, 2001
Accession No. 0000912744-01-000003

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 21, 2001
Accession No. 0001012709-01-000337

Montgomery Funds III:  Montgomery Variable Series-Growth Fund
File No. 811-08782
Form N-30D
Filed via EDGAR and accepted on March 5, 2001
Accession No. 0000912057-01-007218

The Prudential Series Fund, Inc.
File No. 811-03623
Form N-30D
Filed via EDGAR and accepted on March 9, 2001
Accession No. 0000950130-01-500225

SAFECO Resource Series Trust
File No. 811-04717
Form N-30D
Filed via EDGAR and accepted on March 1, 2001
Accession No. 0000912057-01-007059

Schwab Annuity Portfolios
File No. 811-08314
Form N-30D
Filed via EDGAR and accepted on March 9, 2001
Accession No. 0000935069-01-000212

Scudder Variable Life Investment Fund
File No. 811-04257
Form N-30D
Filed via EDGAR and accepted on March 2, 2001
Accession No. 0000088053-01-000285

Strong Variable Insurance Funds, Inc.:  Schafer Value Fund II
File No. 811-06553
Form N-30D
Filed via EDGAR and accepted on March 8, 2001
Accession No. 0000950131-01-001462

Morgan Stanley Universal Institutional Fund U.S. Real Estate Portfolio File No. 811-07607
Form N-30D
Filed via EDGAR and accepted on March 5, 2001
Accession No. 0000912057-01-007173